Condensed Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023
Condensed Consolidated Balance Sheets
Common Stock, Shares Issued	8,343,755	3,797,089
Common stock, shares outstanding	8,343,755	3,797,089